RIGHT-OF-USE ASSETS, NET AND LEASE OBLIGATIONS (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Right-of-Use Assets [Abstract]
Balance at the beginning	[1]	S/ 543,833	S/ 586,417
Depreciation of the period		147,833	151,282		S/ 161,287
Balance at the end		499,715	543,833	[1]	586,417	[1]
Net carrying amount		499,715	543,833		586,417
Property: Agencies and Offices [Member]
Right-of-Use Assets [Abstract]
Net carrying amount		398,597
Servers and Technology Platforms [Member]
Right-of-Use Assets [Abstract]
Net carrying amount		55,275
Transport Units [Member]
Right-of-Use Assets [Abstract]
Net carrying amount		3,876
Other Leases [Member]
Right-of-Use Assets [Abstract]
Net carrying amount		41,967
Cost [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		1,026,891	969,355		990,148
Additions		122,841	113,948		110,005
Disposal and others		(64,489)	(56,412)		(130,798)
Balance at the end		1,085,243	1,026,891		969,355
Cost [Member] | Property: Agencies and Offices [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		807,422
Additions		101,585
Disposal and others		(61,753)
Balance at the end		847,254	807,422
Cost [Member] | Servers and Technology Platforms [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		151,363
Additions		3,239
Disposal and others		(2,231)
Balance at the end		152,371	151,363
Cost [Member] | Transport Units [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		3,305
Additions		3,308
Disposal and others		(505)
Balance at the end		6,108	3,305
Cost [Member] | Other Leases [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		64,801
Additions		14,709
Disposal and others		0
Balance at the end		79,510	64,801
Accumulated Depreciation [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		483,058	382,938		287,220
Depreciation of the period		147,833	151,335		161,287
Disposal and others		(45,363)	(51,215)		(65,569)
Balance at the end		585,528	483,058		S/ 382,938
Accumulated Depreciation [Member] | Property: Agencies and Offices [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		386,108
Depreciation of the period		105,163
Disposal and others		(42,614)
Balance at the end		448,657	386,108
Accumulated Depreciation [Member] | Servers and Technology Platforms [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		71,512
Depreciation of the period		27,831
Disposal and others		(2,247)
Balance at the end		97,096	71,512
Accumulated Depreciation [Member] | Transport Units [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		2,052
Depreciation of the period		682
Disposal and others		(502)
Balance at the end		2,232	2,052
Accumulated Depreciation [Member] | Other Leases [Member]
Right-of-Use Assets [Abstract]
Balance at the beginning		23,386
Depreciation of the period		14,157
Disposal and others		0
Balance at the end		S/ 37,543	S/ 23,386

[1]	See note 3(b).